INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Inventory Abstract
Finished goods	$ 8,098	$ 6,472
Work in progress – vehicles	42	41
Parts for resale	1,928	2,903
Total Inventory	$ 10,068	$ 9,416